SEPTEMBER 8, 2023
SUPPLEMENT TO THE FOLLOWING:
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED ETFS
DATED NOVEMBER 28, 2022, AS SUPPLEMENTED TO DATE
STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED ETFS
HARTFORD LARGE CAP GROWTH ETF
DATED NOVEMBER 28, 2022
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1) David A. Naab no longer serves as Treasurer of Hartford Funds Exchange-Traded Trust (the “Trust”). Effective as of September 11, 2023, Ankit Puri serves as Treasurer and Vice President of the Trust. Accordingly, under the heading “Fund Management” in each of the above referenced SAIs, the “Officers and Interested Trustee” table is revised to delete the information with respect to Mr. Naab and add the following information with respect to Mr. Puri:
NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
ANKIT PURI (1984)	Vice President and Treasurer	Since September 11, 2023
Effective September 11, 2023, Mr. Puri serves as
Vice President and Treasurer of the Trust. Prior to
joining HFMC in 2023, Mr. Puri was a Fund Accounting
Director, Investment Management Services, at SEI
Investments (July 2021 through August 2023), an
Associate Director, Fund Accounting Policy at The
Vanguard Group (September 2020 to June 2021), and
served in various positions at Ernst & Young LLP
(October 2014 through September 2020).
				N/A	N/A

(2) Effective September 8, 2023, the information under the heading “Proxy Voting Policies and Procedures” in each of the above referenced SAIs is deleted in its entirety and replaced with the following:
The Board of Trustees believes that the voting of proxies with respect to securities held by a Fund is an important element of the overall investment process. Pursuant to the Funds' Policy Related to Proxy Voting, as approved by the Funds' Board of Trustees, HFMC has delegated to the sub-advisers the authority to vote all proxies relating to each Fund’s portfolio securities, subject to oversight by HFMC. Each Fund’s exercise of this delegated proxy voting authority is subject to oversight by HFMC. The sub-advisers have a duty to vote or not vote such proxies in the best interests of the sub-advised Fund and its shareholders, and to avoid the influence of conflicts of interest. If a security has not been restricted from securities lending and the security is on loan over a record date, the Funds' sub-advisers may not be able to vote any proxies for that security. In addition, if a sub-adviser requests that HFMC vote a proxy in any Fund because the sub-adviser believes it has a conflict of interest with respect to the proxy that cannot be sufficiently mitigated, HFMC may vote such securities. HFMC will vote in accordance with its determination as to what is in the Fund’s best interest and may consider the sub-adviser’s proxy voting policies and any recommendation provided by a proxy advisory firm, or HFMC may also elect to abstain from voting the proxy. The policies and procedures used by the Investment Manager and the sub-advisers to determine how to vote certain proxies relating to portfolio securities are set forth in Appendix A. The policies and procedures used by the sub-advisers to determine how to vote certain proxies relating to portfolio securities are set forth in Appendix A. However, more complete information should be obtained by reviewing the Funds' voting records. Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-456-7526 and (2) on the SEC’s website at www.sec.gov.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.